Other Operating Expenses	12 Months Ended
Dec. 31, 2017
Other Operating Expenses [Abstract]
Other Operating Expenses

NOTE 11 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2017, 2016 and 2015:

	(in thousands)
	2017	2016	2015
Data processing	$1,164	$999	$1,053
Professional fees	1,471	785	907
Ohio Financial Institution tax	523	285	453
Advertising	1,062	605	484
ATM processing and other fees	611	570	438
Amortization of core deposit intangible assets	133	137	137
Postage	43	40	43
Stationery and supplies	178	105	99
FDIC assessment	185	269	358
Loan closing fees	421	290	191
Other real estate owned	36	46	354
Deposit losses	72	27	36
Other	1,599	1,780	1,715
Total other operating expenses	$7,498	$5,938	$6,268